SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 17, 2020	Feb. 29, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage amount of reported net income attributable to controlling interest		50.00%
Quarterly cash dividend paid per share		$ 0.1
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	1,000,000
Number of ordinary shares registered under Plan	2,500,000		3,275,000
Options and restricted stock units outstanding			3,475,048
Ordinary shares reserved for issuance			24,952
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted			$ 0.9	$ 1.7	$ 1.9
Weighted-average grant-date fair value of options vested			$ 9.28	$ 9.56	$ 12.96
Intrinsic value of options exercised			$ 0	$ 0	$ 0
Unrecognized compensation cost			$ 1,510
Unrecognized compensation cost, weighted-average recognition period			2 years 11 months 12 days